Related Parties - Summary of Time Deposits, Bank Borrowings, Debt Securities Issued, Lease Liabilities at related parties (Detail)
₺ in Thousands, € in Thousands, ¥ in Thousands, £ in Thousands, Br in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BYR (Br)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 TRY (₺)
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 6,912,872						₺ 6,656,292
Banks - Time deposits
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 7,720,468						6,713,484
Banks - Time deposits | USD
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | $		$ 450,526
Effective interest rate of financial assets, related party	1.30%
Financial assets (liabilities) with related parties	₺ 6,005,059
Banks - Time deposits | EUR
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | €			€ 67,510
Effective interest rate of financial assets, related party	0.30%
Financial assets (liabilities) with related parties	₺ 1,018,502
Banks - Time deposits | TL
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 695,808
Effective interest rate of financial assets, related party	26.20%
Financial assets (liabilities) with related parties	₺ 695,808
Banks - Time deposits | GBP
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | £				£ 58
Effective interest rate of financial assets, related party	0.20%
Financial assets (liabilities) with related parties	₺ 1,042
Banks - Time deposits | BYN
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | Br					Br 11
Effective interest rate of financial assets, related party	2.60%
Financial assets (liabilities) with related parties	₺ 57
Bank borrowings [member]
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(762,613)						(55,902)
Bank borrowings [member] | TL | January - February, 2022
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	533,837
Financial assets (liabilities) with related parties	(537,564)
Bank borrowings [member] | TL | January 2022
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	119,460
Financial assets (liabilities) with related parties	₺ (120,853)
Bank borrowings [member] | TL | Minimum | January - February, 2022
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	14.80%
Bank borrowings [member] | TL | Minimum | January 2022
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	19.20%
Bank borrowings [member] | TL | Maximum | January - February, 2022
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	15.80%
Bank borrowings [member] | TL | Maximum | January 2022
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	20.10%
Bank borrowings [member] | RMB
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | ¥						¥ 49,998
Effective interest rate of financial liabilities, related party	4.90%
Financial assets (liabilities) with related parties	₺ (104,196)
Debt securities issued [member]
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(101,938)						(50,866)
Debt securities issued [member] | TL
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 100,000
Effective interest rate of financial liabilities, related party	16.30%
Financial assets (liabilities) with related parties	₺ (101,938)
Lease liabilities [member]
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(97,336)						₺ (65,577)
Lease liabilities [member] | EUR
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (82,952)
Lease liabilities [member] | EUR | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	0.10%
Lease liabilities [member] | EUR | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	3.70%
Lease liabilities [member] | TL
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (14,384)
Lease liabilities [member] | TL | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	11.70%
Lease liabilities [member] | TL | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	32.00%